Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Credit Quality Indicators) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020		Mar. 31, 2020
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	¥ 4,607,649		¥ 4,694,256
Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,033,515		1,080,964
Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	709,610		747,607
Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	323,905		333,357
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	2,312,965		2,171,139
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	2,056,889		1,884,359
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	194,309		223,651
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	61,767		63,129
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,261,169		1,428,935
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	46,778		48,566
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	100,154		83,515
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	285,185		300,984
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	104,674		131,894
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	203,401		255,311
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	520,977		608,665
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			13,218
Performing
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	4,356,598		4,582,826
Performing | Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,012,769		1,065,618
Performing | Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	700,597		741,636
Performing | Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	312,172		323,982
Performing | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	2,080,670		2,134,342
Performing | Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	2,046,578		1,877,227
Performing | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			218,011
Performing | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	34,092	[1]	39,104
Performing | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,219,734		1,371,253
Performing | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	46,778		48,566
Performing | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	98,977		81,049
Performing | Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	283,418		297,483
Performing | Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	96,653		119,403
Performing | Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	195,892		242,831
Performing | Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	498,016		581,921
Performing | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	10,888		11,613
Nonperforming Financing Receivable Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			85,820
Nonperforming Financing Receivable Individually Evaluated for Impairment | Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			26,533
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			5,762
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			3,932
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			16,839
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			57,682
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			2,466
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			3,501
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			12,491
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			12,480
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			26,744
Nonperforming Financing Receivable Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			1,605
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			25,610
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			15,346
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			5,971
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			9,375
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			10,264
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			1,370
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			1,708
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			7,186
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			0
Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	102,574		111,430
Nonperforming | Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	20,746		15,346
Nonperforming | Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	9,013		5,971
Nonperforming | Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	11,733		9,375
Nonperforming | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	37,986		36,797
Nonperforming | Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	10,311		7,132
Nonperforming | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			5,640
Nonperforming | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	27,675	[1]	24,025
Nonperforming | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	41,435		57,682
Nonperforming | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			0
Nonperforming | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,177		2,466
Nonperforming | Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,767		3,501
Nonperforming | Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	8,021		12,491
Nonperforming | Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	7,509		12,480
Nonperforming | Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	22,961		26,744
Nonperforming | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	¥ 1,236		¥ 1,605

[1]	Other in consumer borrowers includes guarantee claims of consumer loans. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities”